Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 132,051	$ 118,618	$ 248,933	$ 213,964
Administrative fee revenue from affiliates	7,126	5,360	14,131	10,658
Interest expense and finance cost, net	(33,253)	(27,565)	(65,063)	(54,987)
Depreciation and amortization	(24,537)	(26,091)	(50,603)	(51,714)
Equity in net (losses)/earnings of affiliated companies	(3,025)	(3,775)	(9,489)	1,307
Net (loss) income attributable to Navios Holdings common stockholders	(25,292)	(37,258)	(66,149)	(85,977)
Total assets	2,573,128	2,696,440	2,573,128	2,696,440	$ 2,629,981
Goodwill	160,336	160,336	160,336	160,336	160,336
Capital expenditures	(3,804)	(13,078)	(18,493)	(29,170)
Investments in affiliates	174,263	189,195	174,263	189,195	183,160
Cash and cash equivalents	118,454	130,208	118,454	130,208	127,632
Restricted cash	2,978	4,462	2,978	4,462	$ 6,558
Long-term debt (including current and noncurrent portion)	1,666,620	1,646,270	1,666,620	1,646,270
Dry bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	71,988	59,237	136,602	110,782
Administrative fee revenue from affiliates	7,126	5,360	14,131	10,658
Interest expense and finance cost, net	(23,256)	(21,270)	(45,821)	(42,911)
Depreciation and amortization	(17,385)	(19,713)	(36,223)	(39,246)
Equity in net (losses)/earnings of affiliated companies	(3,025)	(3,775)	(9,489)	1,307
Net (loss) income attributable to Navios Holdings common stockholders	(27,842)	(40,085)	(68,030)	(86,885)
Total assets	1,898,715	2,036,569	1,898,715	2,036,569
Goodwill	56,240	56,240	56,240	56,240
Capital expenditures	(1,527)	(63)	(12,447)	(99)
Investments in affiliates	174,263	189,195	174,263	189,195
Cash and cash equivalents	48,051	67,309	48,051	67,309
Restricted cash	2,978	4,462	2,978	4,462
Long-term debt (including current and noncurrent portion)	1,137,924	1,205,392	1,137,924	1,205,392
Logistics Business
Segment Reporting Information [Line Items]
Revenue	60,063	59,381	112,331	103,182
Administrative fee revenue from affiliates	0	0	0	0
Interest expense and finance cost, net	(9,997)	(6,295)	(19,242)	(12,076)
Depreciation and amortization	(7,152)	(6,378)	(14,380)	(12,468)
Equity in net (losses)/earnings of affiliated companies	0	0	0	0
Net (loss) income attributable to Navios Holdings common stockholders	2,550	2,827	1,881	908
Total assets	674,413	659,871	674,413	659,871
Goodwill	104,096	104,096	104,096	104,096
Capital expenditures	(2,277)	(13,015)	(6,046)	(29,071)
Investments in affiliates	0	0	0	0
Cash and cash equivalents	70,403	62,899	70,403	62,899
Restricted cash	0	0	0	0
Long-term debt (including current and noncurrent portion)	$ 528,696	$ 440,878	$ 528,696	$ 440,878